Debt - Schedule of Carrying Value of Debt (Parenthetical) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Convertible Debt | Starry, Inc [Member]
Debt Instrument [Line Items]
Debt instrument, unamortized discount	$ 0	$ 2,282